Shareholder Report, Holdings (Details) - C000241458 [Member]	Sep. 30, 2025
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
United States Treasury Bill, 3.81%, 12/02/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
United States Treasury Note/Bond, 3.00%, 10/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
United States Treasury Note/Bond, 0.63%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%